MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
a.Basis of preparation
The consolidated financial statements are presented in thousands of U.S. dollars and all values are rounded to the nearest thousand dollars, except where otherwise indicated.
Compliance with IFRSs
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), IFRIC Interpretations (“IFRIC”), and SIC Interpretations (“SIC”) issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).
Basis of accounting
The consolidated financial statements, except for cash flow information, have been prepared using the accrual basis of accounting. The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period.
On October 6, 2025, the Company effected a 1-for-20 share consolidation (also known as reverse stock split) of its issued and outstanding ordinary shares. Every twenty (20) shares issued and outstanding were combined into one new ordinary share. All outstanding securities entitling their holders to purchase ordinary shares, including options and warrants were adjusted as a result of this share consolidation, as required by the terms of those securities. The share consolidation was implemented to increase the per-share trading price of the Company’s ordinary shares and regain compliance with the minimum bid price requirements of the Nasdaq Capital Market. All share and per-share amounts, including loss per share and share-based compensation data, within the consolidated financial statements, have been retroactively adjusted for all periods presented to reflect the share consolidation. Outstanding warrants, earn-in shares, earnout shares, equity-based awards and other outstanding equity rights were proportionately adjusted based on the share consolidation ratio. The exercise price of the Company’s public warrants traded on Nasdaq was adjusted to $230 per share and the total shares underlying the public warrants were reduced to 862,500 shares.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
i.Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities
ii.Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
iii.Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Current/non-current distinction
Current and non-current assets, and current and non-current liabilities, are presented as separate classifications in the consolidated balance sheets.
An asset is classified as current when:
•it expects to realize the asset, or intends to sell or consume it, in its normal operating cycle
•it holds the asset primarily for the purpose of trading
•it expects to realize the asset within twelve months after the reporting period; or
•the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
A liability is classified as current when:
•it expects to settle the liability in its normal operating cycle
•it holds the liability primarily for the purpose of trading
•the liability is due to be settled within twelve months after the reporting period
•it does not have the substantial right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.
All other assets and liabilities are classified as non-current.
b.New and amended IFRSs adopted by the Company
There are no new IFRSs or IFRSs effective during the year ended December 31, 2025 that have a material impact to the consolidated financial statements.
c.New and amended IFRSs in issue but not yet effective
Presentation and Disclosure in Financial Statements - IFRS 18
In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements,” which will replace IAS 1 “Presentation of Financial Statements.” IFRS 18 introduces new requirements for the presentation and disclosure of financial performance. Under IFRS 18, entities will be required to classify income and expenses in the statement of profit or loss into five categories: operating, investing, financing, income taxes and discontinued operations, and to present new defined subtotals, including operating profit or loss and profit or loss before financing and income taxes. The standard also introduces enhanced guidance on the aggregation and disaggregation of information in the financial statements and new disclosure requirements for management-defined performance measures (“MPMs”). In addition, amendments to IAS 7 “Statement of Cash Flows” require entities presenting cash flows from operating activities using the indirect method to use operating profit or loss as the starting point and provide guidance on the classification of interest and dividend cash flows. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.
Subsidiaries without Public Accountability: Disclosures - IFRS 19
In May 2024, the IASB issued IFRS 19 “Subsidiaries without Public Accountability: Disclosures” (“IFRS 19”), which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. In August 2025, the IASB issued amendments to IFRS 19 that will provide reduced disclosure requirements for new and amended IFRS Accounting Standards issued between February 2021 and May 2024 that were not considered when IFRS 19 was first issued. The standard and amendments are effective on or after January 1, 2027 and earlier application is permitted. The Company does not expect any impact from the adoption of this standard.
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7
In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7, “Amendments to the Classification and Measurement of Financial Instruments”. The amendments clarify that a financial liability is derecognized on the “settlement date,” which is when the related obligation is discharged, canceled, expired or the liability otherwise qualifies for derecognition. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (“ESG”)-linked features and other similar contingent features, and the treatment of non-recourse assets and contractually linked instruments. In addition, the amendments require additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, but earlier application is permitted. The Company does not expect these amendments to have a material impact on the financial statements.
Annual Improvements to IFRS Accounting Standards — Volume 11
In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards — Volume 11 which contains amendments to five standards as result of IASB’s annual improvements project. IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 — First-time Adoption of International Financial Reporting Standards, IFRS 7 —Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9 — Financial Instruments; IFRS 10 — Consolidated Financial Statements, and IAS 7 — Statement of Cash Flows. The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Company is evaluating the potential impact from the adoption of these amendments.
Translation to a Hyperinflationary Presentation Currency - Amendments to IAS 21
In November 2025, the IASB issued amendments for translation to a hyperinflationary presentation currency which amend IAS 21 — The Effects of Changes in Foreign Exchange Rates, to clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one. The amendments are effective on or after January 1, 2027 and earlier application is permitted. The Company does not expect any impact from the adoption of these amendments.
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28
The amendments clarify that, when the Company sells or contributes assets that constitute a business (as defined in IFRS 3) to an associate or joint venture, the resulting gain or loss is recognized in full. Similarly, when the Company loses control of a subsidiary that contains a business but retains significant influence or joint control, the resulting gain or loss is recognized in full. In contrast, when the Company sells or contributes assets that do not constitute a business to an associate or joint venture, the resulting gain or loss is recognized only to the extent of the interests of unrelated investors in the associate or joint venture. Likewise, when the Company loses control of a subsidiary that does not contain a business but retains significant influence or joint control, the resulting gain or loss is recognized only to the extent of the interests of unrelated investors. The Company is currently evaluating the impact of adopting these amendments on its consolidated financial statements.
d.Basis of consolidation
The consolidated financial statements incorporate the financial statements of Gogoro and entities controlled by Gogoro (its subsidiaries) made up to December 31 each year. Control is achieved when Gogoro:
•has the power over the investee
•is exposed, or has rights, to variable returns from its involvement with the investee
•has the ability to use its power to affect its returns
Gogoro reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When the Company has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:
•the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
•potential voting rights held by the Company, other vote holders or other parties
•rights arising from other contractual arrangements
•any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Company’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the entities of the Company are eliminated on consolidation.
Details of each Company’s subsidiary at the end of the reporting period are as follows:

			% of Ownership
			December 31
Investor	Investee	Principal Activities	2025	2024
Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100.00	100.00
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100.00	100.00
	Gogoro Network Pte. Ltd.	Holding company	100.00	100.00
	GoShare Pte. Ltd. (iii)	Holding company	100.00	100.00
	Gogoro Network Infrastructure Pte. Ltd. (Note ii)	Holding company	—	100.00
	GoShare Taiwan Limited (Note iii)	Provision of electric scooters free float sharing services	100.00	—
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provision of after-sale services	100.00	100.00
	GoPocket Taiwan Limited	Issuance of reward points	100.00	100.00
	Gogoro Singapore Holding Pte. Ltd.	Holding company	100.00	100.00
GoShare Pte. Ltd.	GoShare Taiwan Limited (Note iii)	Provision of electric scooters free float sharing services	—	100.00
Gogoro Network Pte. Ltd.	Gogoro B.V. (Note i)	Holding company	100.00	100.00
	Gogoro Network B.V.	Holding company	100.00	100.00
	Gogoro India Private Limited	Manufacture and sale of electric scooters and related products and provision of after-sale services	100.00	100.00
Gogoro Singapore Holding Pte. Ltd.	Gogoro Europe Sales and Services B.V. (Note i)	Sale of electric scooters and related products	100.00	100.00
	Rui Yi Trading (Shanghai) Limited (Note i)	Holding company	100.00	100.00
i.The board of directors has approved to dissolve the entity in 2024. The entity is not yet dissolved as of December 31, 2025.
ii.Gogoro Network Infrastructure Pte. Ltd. has been dissolved in 2025.
iii.GoShare Pte. Ltd. is no longer the sole shareholder of GoShare Taiwan Limited; Gogoro Inc. has assumed full ownership in 2025.
e.Investments in associates and joint ventures
Associates are entities over which the Company has significant influence, and joint ventures are arrangements under joint control with rights to the net assets. Investments are accounted for using the equity method, initially at cost and subsequently adjusted for the Company’s share of profit or loss and other comprehensive income.
Excess of cost over the Company’s share of net fair value of identifiable assets and liabilities at acquisition is recognized as goodwill included in the investment and not amortized; any excess of net fair value over cost is recognized in profit or loss. Changes in ownership that do not result in loss of significant influence or joint control are recorded in capital surplus; reductions in interest may trigger reclassification of amounts previously recognized in other comprehensive income to profit or loss.
Recognition of losses is limited to the carrying amount of the investment unless the Company has incurred legal or constructive obligations. The carrying amount, including goodwill, is tested for impairment as a single asset, with reversals recognized only to the extent of increased recoverable amount.
Equity method accounting ceases when the investment loses significant influence or joint control; any retained interest is measured at fair value, with gains or losses recognized in profit or loss. Transactions with associates or joint ventures are recognized in the Company’s financial statements only to the extent of interests not related to the Company.
f.Foreign currencies
In preparing the financial statements of the Company’s entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange differences are recognized in profit or loss in the period in which they arise.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve.
g.Inventories
Inventories consist of raw materials, semi-finished goods and merchandise and are stated at the lower of cost and net realizable value. Cost comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average cost method. Inventories are written down to net realizable value item by item, except for when it is appropriate to group similar or related items. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.
h.Property, plant and equipment
Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.
Property, plant and equipment in the course of construction are measured at cost less any recognized impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Samples produced when testing whether an item of property, plant and equipment is functioning properly before that asset reaches its intended use are measured at the lower of cost or net realizable value, and any proceeds from selling those samples and the cost of those samples are recognized in profit or loss. Such assets are classified to the appropriate categories of property, plant and equipment and depreciated when completed and ready for their intended use.
Depreciation is recognized to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method.
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
Leasehold improvements are depreciated over the shorter period of the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related leasehold improvement is depreciated over the useful life of the underlying asset.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.
At each reporting date, the Company assesses whether there is any indication of impairment in accordance with IAS 36. If such indication exists, the recoverable amount of the asset or the cash-generating unit (“CGU”) to which it belongs is estimated as the higher of fair value less costs of disposal and value in use. If the recoverable amount is less than the carrying amount, an impairment loss is recognized in profit or loss. Impairment losses are reversed when there has been a change in the estimates used to determine the recoverable amount, but only to the extent that the revised carrying amount does not exceed the amount that would have been determined had no impairment been recognized.
i.Intangible assets
Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
Derecognition of intangible assets
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
Impairment of intangible assets
At each reporting date, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise, they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.
Intangible assets with an indefinite useful life are tested for impairment at least annually and whenever there is an indication at the end of a reporting period that the asset may be impaired.
Recoverable amount is the higher of fair value less costs of disposal and value in use. If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years.
j.Financial instruments
Financial assets and financial liabilities are recognized in the Company’s consolidated balance sheets when the Company becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets
All regular purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.
All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.
i.Cash and cash equivalents
Cash equivalents are short-term with original maturity of three months or less, highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather for investment or other purposes.
Bank balances for which use by the Company is subject to third party contractual restrictions are included as part of cash unless the restrictions result in a bank balance no longer meeting the definition of cash. If the contractual restrictions to use the cash extend beyond 12 months after the end of the reporting period, the related amounts are classified as non-current in the consolidated balance sheets.
ii.Classification of financial assets
Debt instruments that meet the following conditions are measured subsequently at amortized cost:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at amortized cost
The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.
For financial assets other than purchased or originated credit-impaired financial assets, the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortized cost of the debt instrument on initial recognition.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.
Interest income is recognized using the effective interest method for debt instruments measured subsequently at amortized cost. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset.
iii.Foreign exchange gains and losses
The carrying amount of financial assets that are denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. Specifically, for financial assets measured at amortized cost that are not part of a designated hedging relationship, exchange differences are recognized in profit or loss.
iv.Impairment of financial assets
The Company recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Company always recognizes lifetime expected credit losses (ECL) for trade receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
For all other financial instruments, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.
Significant increase in credit risk
In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Company compares the risk of default at the reporting date with that at initial recognition. The assessment incorporates reasonable and supportable quantitative and qualitative information, including historical experience and forward-looking information available without undue cost or effort. Forward-looking information includes industry trends and relevant macroeconomic conditions affecting the Company’s core operations.
Indicators of a significant increase in credit risk include adverse changes in business, financial or economic conditions; actual or expected deterioration in the debtor’s operating results; increases in credit risk on other financial instruments of the same debtor; and significant adverse regulatory, economic or technological developments affecting the debtor’s ability to meet its obligations.
Irrespective of the above assessment, the Company presumes that credit risk has increased significantly when contractual payments are more than 30 days past due for battery swapping services and more than 90 days past due for other products and services, unless reasonable and supportable information demonstrates otherwise.
The Company applies the low credit risk practical expedient where appropriate. A financial instrument is considered to have low credit risk when it has a low risk of default and the debtor has a strong capacity to meet its contractual cash flow obligations in the near term. The Company generally considers financial assets with no past due amounts to be low credit risk.
The criteria used to identify significant increases in credit risk are monitored and revised as necessary to ensure timely recognition.
Definition of default
For internal credit risk management purposes, the Company considers a financial asset to be in default when there is a breach of contract or when information obtained internally or from external sources indicates that the debtor is unlikely to pay its obligations in full, without regard to any collateral held. Historical experience indicates that financial assets meeting these criteria are generally not recoverable.
Irrespective of the above assessment, the Company presumes that default has occurred when contractual payments are more than 120 days past due for battery swapping services and more than 365 days past due for other products or services, unless reasonable and supportable information demonstrates that a different default threshold is more appropriate.
Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the asset have occurred. Evidence of credit impairment includes significant financial difficulty of the debtor, breach of contract (such as default or past due status), concessions granted to the debtor for economic or contractual reasons relating to financial difficulty that would not otherwise have been considered, or it becoming probable that the debtor will enter bankruptcy or other financial reorganization.
Write-off policy
The Company writes off a financial asset when there is no reasonable expectation of recovery. This is generally the case when the Company determines that the debtor does not have sufficient assets or sources of income to generate cash flows to repay the amounts owed. Financial assets written off may still be subject to enforcement activities under the Company’s recovery procedures, taking into account legal advice where appropriate. Any subsequent recoveries are recognized in profit or loss.
Measurement and recognition of expected credit losses
Expected credit losses (“ECL”) are measured as a function of probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”). PD and LGD are determined based on historical experience, adjusted for forward-looking information as described above. EAD represents the gross carrying amount of the financial asset at the reporting date. For financial guarantee contracts, EAD includes the amount of guaranteed debt drawn as at the reporting date together with amounts expected to be drawn prior to default, based on historical trends and forward-looking information.
For financial assets, ECL represents the present value of the difference between the contractual cash flows due in accordance with the contract and the cash flows the Company expects to receive, discounted at the original effective interest rate. For lease receivables, expected cash flows are determined consistently with the measurement requirements of IFRS 16.
Where a loss allowance was previously measured at lifetime ECL but the conditions for lifetime ECL are no longer met, the Company reverts to measuring the allowance at 12-month ECL, except for financial assets to which the simplified approach is applied.
Impairment gains or losses are recognized in profit or loss with a corresponding adjustment to the carrying amount of the financial asset through a loss allowance account.
v.Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Equity instruments
Debt and equity instruments issued by Gogoro are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by Gogoro are recognized at the proceeds received, net of direct issue costs.
Repurchase of Gogoro’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of Gogoro’s own equity instruments.
Financial liabilities
All financial liabilities are measured subsequently at amortized cost using the effective interest method or at fair value through profit or loss (“FVTPL”).
i.Financial liabilities at FVTPL
A financial liability is classified as at FVTPL if it is contingent consideration in a business combination, held for trading, or designated as at FVTPL upon initial recognition.
A liability is held for trading if it is incurred principally for repurchase in the near term, forms part of a portfolio managed for short-term profit-taking, or is a derivative that is not a financial guarantee contract or a designated and effective hedging instrument.
A financial liability (other than one held for trading or contingent consideration) may be designated at FVTPL on initial recognition if such designation eliminates or significantly reduces an accounting mismatch, if it is managed on a fair value basis in accordance with the Company’s documented risk management or investment strategy, or if it contains embedded derivatives that IFRS 9 permits to be accounted for in their entirety at FVTPL.
Financial liabilities at FVTPL are measured at fair value, with changes in fair value recognized in profit or loss unless part of a designated hedging relationship. For liabilities designated at FVTPL, changes in fair value attributable to the Company’s own credit risk are recognized in other comprehensive income, unless doing so would create or enlarge an accounting mismatch in profit or loss. Amounts recognized in other comprehensive income are not subsequently reclassified to profit or loss and are transferred to retained earnings upon derecognition.
ii.Financial liabilities at amortized cost
Financial liabilities not classified as at FVTPL are measured at amortized cost using the effective interest method. The effective interest method allocates interest expense over the relevant period by applying the effective interest rate, which exactly discounts estimated future cash payments, including transaction costs and fees integral to the interest rate, to the amortized cost of the financial liability.
iii.Foreign Currency Translation
For financial liabilities denominated in a foreign currency and measured at amortized cost, foreign exchange gains and losses are recognized in profit or loss and are determined based on the amortized cost of the instrument.
For financial liabilities measured at FVTPL, the fair value is determined in the foreign currency and translated at the spot rate at the reporting date. The foreign exchange component forms part of the fair value gain or loss and is recognized in profit or loss, unless the liability is part of a designated hedging relationship.
iv.Derecognition of financial liabilities
The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire. The difference between the carrying amount of the liability and the consideration paid is recognized in profit or loss.
An exchange of debt instruments with substantially different terms, or a substantial modification of an existing financial liability, is accounted for as an extinguishment of the original liability and recognition of a new liability. Terms are considered substantially different if the discounted present value of the cash flows under the new terms, including fees paid or received and discounted using the original effective interest rate, differs by at least 10% from the discounted present value of the remaining cash flows of the original liability.
If the modification is not substantial, the difference between the carrying amount before modification and the present value of the modified cash flows, discounted at the original effective interest rate, is recognized in profit or loss.
k.Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows when the effect of the time value of money is material.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
Warranties
Provisions for the expected cost of warranty obligations under local sale of goods legislation are recognized at the date of sale of the relevant products, at the management’s best estimate of the expenditure required to settle the Company’s obligations.
l.Revenue recognition
Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.
Revenue from sales of hardware
Revenue is recognized when the control of the electric scooters is transferred to the dealerships, retailers or customers. The transaction price of sales of electric scooters, taking into account the effects of any variable considerations and considerations payable to customers, received in advance in most of the transactions is recognized as a contract liability at the time of the initial sales transaction and is released when control is transferred. Warranties associated with the sale of electric scooters cannot be purchased separately and serve as an assurance that the products sold comply with the agreed-upon specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” (Note 15).
Revenue from battery swapping service
Revenue from battery swapping service is billed in arrears based on the service plan chosen by customers. For monthly fixed fee plans, monthly charges, taking into account the effects of any variable considerations, are recognized as revenue on a straight-line basis over the period when performance obligation is satisfied. For usage plans that contain both monthly fixed fees and variable charges by usage, revenues, taking into account the effects of any variable considerations, are recognized based on the usage in accordance with contract terms in addition to fixed monthly charges.
Service revenue
Service revenue mainly includes maintenance services of electric scooters, extended warranty service separately purchased by customers and leasing service of electric scooters. Revenue, taking into account the effects of any variable considerations, is recognized over the period in which the services are provided.
m.Leases
The Company as lessee
The Company assesses whether a contract is, or contains, a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases defined as leases with a lease term of 12 months or less and leases of low value assets. For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
The incremental borrowing rate depends on the term, currency and start date of the lease. The lease liabilities are subsequently measured by increasing the carrying amounts to reflect interest on the lease liabilities using the effective interest method and by reducing the carrying amounts to reflect the lease payments made. The lease liabilities are presented as a separate line in the consolidated balance sheets.
Lease payments included in the measurement of the lease liability comprise:
•fixed lease payments, including in-substance fixed payments, less any lease incentives receivable;
•variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•the amount expected to be payable by the lessee under residual value guarantees;
•the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The Company remeasures a lease liability and makes a corresponding adjustment to the related right-of-use asset whenever:
•the lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or
•a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. The right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are presented as a separate line in the consolidated balance sheets.
Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the right-of-use asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The Company applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss.
Variable rents that do not depend on an index or rate are not included in the measurement the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs.
As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement.
n.Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
All other borrowing costs are recognized in profit or loss in the period in which they are incurred.
o.Government grants
Government grants are recognized only when there is reasonable assurance that the Company will comply with the conditions attached to the grants and that the grants will be received. Grants are recognized in profit or loss on a systematic basis over the periods in which the Company recognizes the related costs that the grants are intended to compensate.
Grants related to the acquisition or construction of non-current assets, including property, plant and equipment, are recognized as deferred income and released to profit or loss on a systematic and rational basis over the useful lives of the related assets. Grants that compensate for expenses or losses already incurred, or that provide immediate financial support with no future related costs, are recognized in profit or loss in the period in which they become receivable.
p.Employee benefits
Retirement and termination benefit costs
Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement benefit plans are accounted for as payments to defined contribution plans where the Company’s obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.
A liability for a termination benefit is recognized at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognizes any related restructuring costs.
Short-term and other long-term employee benefits
A liability is recognized for benefits accruing to employees in the period the related service is rendered.
Liabilities recognized in respect of short-term employee benefits, including wages and salaries, annual leave and sick leave, are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.
Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Company in respect of services provided by employees up to the reporting date.
q.Share-based payment arrangements
Share-based payment transactions of Gogoro
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.
Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.
The Company recognizes stock exchange listing service received in acquiring a special purpose acquisition company as part of a share-based payment transaction, measured as the difference between the fair value of the equity instruments issued to acquire the special purpose acquisition company and the fair value of the identifiable net assets acquired.
r.Taxation
The income tax expense represents the sum of the tax currently payable and deferred tax.
Current tax
The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgement of tax professionals within the Company supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.
Deferred tax
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, a deferred tax liability is not recognized if the temporary difference arises from the initial recognition of goodwill.
Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Current tax and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.